As filed with the Securities and Exchange Commission on December 14, 2005

Registration Nos. 333-43022

and 811-10035

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.9	☒

and

REGISTRATION STATEMENT

UNDER THE

INVESTMENT COMPANY ACT OF 1940	☐

Amendment No.11	☒

TITANIUM ANNUITY VARIABLE ACCOUNT

(Exact Name of Registrant)

UNITED INVESTORS LIFE INSURANCE COMPANY

(Name of Depositor)

2001 Third Avenue South,

Birmingham, Alabama 35233

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:

(205) 325-4300

Name and Address of Agent for Service:	Copy to:
John H. Livingston, Esq.	Frederick R. Bellamy, Esq.
United Investors Life Insurance Company	Sutherland Asbill & Brennan LLP
2001 Third Avenue South	1275 Pennsylvania Avenue, N.W.
Birmingham, Alabama 35233	Washington, DC 20004-2415

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	On pursuant to paragraph (a) of Rule 485

Title of securities being registered: Variable Annuity Policies (Form TVA)

This filing is made solely to add new funding options to this Registration Statement. Parts A and B of Post-Effective Amendment 8 to this Form N-4 Registration Statement No. 333-43022, filed on May 2, 2005, are incorporated herein by reference.

UNITED INVESTORS LIFE INSURANCE COMPANY

Supplement dated December 15, 2005 to Prospectus and

Statement of Additional Information dated May 1, 2005

Titanium Investor Variable Annuity Policy

The cover page of the above Prospectus is amended to add the following portfolios as funding choices:

AIM V.I. Capital Development Fund—Series I Shares

MFS® Value Series

Scudder High Income Portfolio—Class A

Scudder Large Cap Value Portfolio—Class A

Scudder Mid Cap Growth Portfolio—Class A

SVS Dreman High Return Equity Portfolio—Class A

SVS Dreman Small Cap Value Portfolio—Class A

Franklin Large Cap Value Securities Fund—Class 2

Wells Fargo Advantage Asset Allocation Fund (Variable Trust)

Wells Fargo Advantage Total Return Bond Fund (Variable Trust)

The section of the above Prospectus entitled “Fee Tables” on page 5 is amended to revise the following lowest and highest total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2004:

Total Annual Portfolio Operating Expenses	Lowest		Highest
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses as a percentage of net assets of the portfolios)	0.29%	–	1.28%

The section of the above Prospectus entitled “Fee Tables” on page 6 is amended to add the following fees and expenses (before waiver or reimbursement) charged by each portfolio for the fiscal year ended December 31, 2004:

Annual Portfolio Operating Expenses1

(expenses that are deducted from portfolio assets, as a percentage of net assets of the portfolio):

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Total Portfolio Annual Expenses[2]
AIM Variable Insurance Funds AIM V.I. Capital Development Fund—Series I Shares[3,4]	0.75%	None	0.35%	1.10%
MFS® Variable Insurance Trust[5] MFS® Value Series[6]	0.75%	None	0.18%	0.93%
Scudder Variable Series II Scudder High Income Portfolio—Class A	0.60%	None	0.06%	0.66%
Scudder Variable Series II Scudder Large Cap Value Portfolio—Class A7	0.75%	None	0.05%	0.80%
Scudder Variable Series II Scudder Mid Cap Growth Portfolio—Class A8	0.75%	None	0.27%	1.02%

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Total Portfolio Annual Expenses[2]
Scudder Variable Series II SVS Dreman High Return Equity Portfolio—Class A9	0.73%	None	0.05%	0.78%
Scudder Variable Series II SVS Dreman Small Cap Value Portfolio—Class A10	0.75%	None	0.04%	0.79%
Franklin Templeton Variable Insurance Products Trust Franklin Large Cap Value Securities Fund—Class 2[11]	0.75%	0.25%[12]	0.28%	1.28%
Wells Fargo Variable Trust Wells Fargo Advantage Asset Allocation Fund (Variable Trust) [13]	0.55%[14]	0.25%	0.22%[15]	1.02%
Wells Fargo Variable Trust Wells Fargo Advantage Total Return Bond Fund (Variable Trust)[13]	0.45%[16]	0.25%	0.26%[15]	0.96%

(1)	These expenses are deducted directly from the assets of the underlying mutual fund portfolios and therefore reduce their net asset value. The investment advisor of each underlying mutual fund supplied the above information, and we have not independently verified it. The expenses shown are those incurred for the year ended December 31, 2004 unless otherwise noted. Current or future expenses may be greater or less than those shown. In addition, certain underlying mutual fund portfolios may impose a redemption fee of up to 2% of the amount of portfolio shares redeemed. We may be required to implement a mutual fund portfolio’s redemption fee. If so, any applicable redemption fee will be deducted from your policy value. See the underlying mutual funds’ prospectus for more complete information.
(2)	With respect to certain portfolios, the portfolio’s investment advisor is waiving part or all of its Management Fee and reimbursing part or all of the Other Expenses. Except as otherwise noted, these waivers and reimbursements are voluntary and can be discontinued at any time. After the waivers or reimbursements, the 2004 expenses of these portfolios would have been as indicated below:

Portfolio	Management Fee (after any waiver)	12b-1 Fees	Other Expenses (after any reimbursement)	Total Portfolio Annual Expenses (after waiver or reimbursement)
AIM V.I. Capital Development Fund—Series I Shares	0.74%	None	0.35%	1.09%
MFS® Value Series	0.75%	None	0.15%	0.90%
Scudder Mid Cap Growth Portfolio—Class A	0.68%	None	0.27%	0.95%
Franklin Large Cap Value Securities Fund—Class 2	0.37%	0.25%	0.28%	0.90%
Wells Fargo Advantage Asset Allocation Fund (Variable Trust)	0.53%	0.25%	0.22%	1.00%
Wells Fargo Advantage Total Return Bond Fund (Variable Trust)	0.39%	0.25%	0.26%	0.90%

(3)	The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense of short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Funds’ day-to-day operations), or items designated as such by the Fund’s Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(4)	Effective January 1, 2005 through June 30, 2006 the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.
(5)	Each series has an expense offset arrangement that reduces the series’ custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may have entered into or may enter into brokerage arrangements, that reduce or recapture series’ expenses. “Other Expenses” do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these expense reductions been taken into account, “Net Expenses” would be lower.
(6)	MFS has contractually agreed, subject to reimbursement, to bear the series’ expenses such that “Other Expenses” (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.15%. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series’ investing activities. This contractual fee arrangement will continue until at least April 30, 2006, unless the Board of Trustees which oversees the fund consents to any earlier revision or termination of this agreement.
(7)	Pursuant to their respective agreements with Scudder Variable Series II, the advisor, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Large Cap Value Portfolio to 0.80%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
(8)	Pursuant to their respective agreements with Scudder Variable Series II, the advisor, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of Scudder Mid Cap Growth Portfolio to 0.95%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
(9)	Pursuant to their respective agreements with Scudder Variable Series II, the advisor, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of SVS Dreman High Return Equity Portfolio to 0.87%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
(10)	Pursuant to their respective agreements with Scudder Variable Series II, the advisor, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A shares of SVS Dreman Small Cap Value Portfolio to 0.84%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
(11)	The manager and administrator have agreed in advance to waive or limit their respective fees and to, if needed, assume as their own expense certain expenses otherwise payable by the Fund (other than certain expenses, including litigation, indemnification or other extraordinary events), so that total Fund annual operating expenses do not exceed 0.90%, which is an estimate of first year expenses since the Fund’s inception was May 2005. After May 1, 2006, the manager and administrator may end this arrangement at any time.
(12)	While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% of the Fund’s average net assets per year, the Fund’s Board of Trustees (Board) has set the current rate at 0.25% per year through May 1, 2006.
(13)	The adviser has committed through April 30, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with the approval of the Board of Trustees.
(14)	The Fund’s investment adviser has implemented a breakpoint schedule for the Fund’s management fees. The management fees charged to the Fund will decline as the Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Asset Allocation Fund is as follows: 0.55% from $0 to $499 million; 0.50% for assets from $500 million to $999 million; 0.45% for assets from $1 billion to $2.99 billion; 0.425% for assets from $3 billion to $4.99 billion; and 0.40% for assets $5 billion and higher.
(15)	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
(16)	The Fund’s investment adviser has implemented a breakpoint schedule for the Fund’s management fees. The management fees charged to the Fund will decline as the Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Total Return Bond Fund is as follows: 0.45% for assets from $0 to $499 million; 0.40% for assets from $500 million to $999 million; 0.35% for assets from $1 billion to $2.99 billion; 0.325% for assets from $3 billion to $4.99 billion; and 0.30% for assets $5 billion and higher.

The section of the above Prospectus entitled “Fee Tables” on page 9 is amended to add the following examples:

Examples

If you surrender your policy at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets.

Portfolio	1 Year	3 Years	5 Years	10 Years
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund—Series I Shares	$1,150	$1,639	$2,154	$2,889

MFS® Variable Insurance Trust
MFS® Value Series	$1,133	$1,588	$2,069	$2,721

Scudder Variable Series II
Scudder High Income Portfolio—Class A	$1,106	$1,507	$1,933	$2,448
Scudder Large Cap Value Portfolio—Class A	$1,120	$1,549	$2,004	$2,590
Scudder Mid Cap Growth Portfolio—Class A	$1,142	$1,615	$2,114	$2,810
SVS Dreman High Return Equity Portfolio—Class A	$1,118	$1,543	$1,994	$2,570
SVS Dreman Small Cap Value Portfolio—Class A	$1,119	$1,546	$1,999	$2,580

Franklin Templeton Variable Insurance Products Trust
Franklin Large Cap Value Securities Fund—Class 2	$1,168	$1,693	$2,243	$3,065

Wells Fargo Variable Trust
Wells Fargo Advantage Asset Allocation Fund (Variable Trust)	$1,142	$1,615	$2,114	$2,810
Wells Fargo Advantage Total Return Bond Fund (Variable Trust)	$1,136	$1,597	$2,084	$2,751

If you do not surrender or if you annuitize your contract, you would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:

Portfolio	1 Year	3 Years	5 Years	10 Years
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund—Series I Shares	$250	$789	$1,354	$2,889

MFS® Variable Insurance Trust
MFS® Value Series	$233	$738	$1,269	$2,721

Scudder Variable Series II
Scudder High Income Portfolio—Class A	$206	$657	$1,133	$2,448
Scudder Large Cap Value Portfolio—Class A	$220	$699	$1,204	$2,590
Scudder Mid Cap Growth Portfolio—Class A	$242	$765	$1,314	$2,810
SVS Dreman High Return Equity Portfolio—Class A	$218	$693	$1,194	$2,570
SVS Dreman Small Cap Value Portfolio—Class A	$219	$696	$1,199	$2,580

Franklin Templeton Variable Insurance Products Trust
Franklin Large Cap Value Securities Fund—Class 2	$268	$843	$1,443	$3,065

Wells Fargo Variable Trust
Wells Fargo Advantage Asset Allocation Fund (Variable Trust)	$242	$765	$1,314	$2,810
Wells Fargo Advantage Total Return Bond Fund (Variable Trust)	$236	$747	$1,284	$2,751

These examples are not intended to represent past or future expenses. Actual expenses may be greater or less than shown. The assumed 5% return is purely hypothetical. Actual returns (investment performance) will vary, and may be more or less than 5%.

The section of the above Prospectus entitled “The Portfolios” on page 14 is amended to add the following portfolio objectives:

The Portfolios

Portfolio	Investment Objective(s) and Certain Policies
AIM V.I. Capital Development Fund – Series I Shares	Seeks long-term growth of capital by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The fund may also invest up to 25% of its total assets in foreign securities.

MFS® Value Series	Seeks capital appreciation and reasonable income by investing, under normal market conditions, at least 65% of its net assets in income producing equity securities of companies which the adviser believes are undervalued in the market relative to their long-term potential. While the series may invest in companies of any size, it generally focuses on undervalued companies with large market capitalizations. The series may invest in foreign securities through which it may have exposure to foreign currencies.

Scudder High Income Portfolio	Seeks to provide a high level of current income. Under normal circumstances, this portfolio generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds. The portfolio may invest up to 50% of total assets in bonds denominated in U.S. dollars or foreign currencies from foreign issuers.

Scudder Large Cap Value Portfolio	Seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000 Value Index and that the portfolio managers believe are undervalued. Although the portfolio can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors. In fact, it may invest more than 25% of total assets in a single sector. The portfolio may invest up to 20% of total assets in foreign securities.

Scudder Mid Cap Growth Portfolio	Seeks long-term capital growth. Under normal circumstances, the portfolio invests at least 80% of its net assets in companies with market capitalizations within the market capitalization range of the Russell Mid-Cap Growth Index, or securities with equity characteristics that provide exposure to those companies.

SVS Dreman High Return Equity Portfolio	Seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index and that the portfolio managers believe are undervalued. Although the portfolio can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors. In fact, it may invest more than 25% of total assets in a single sector. The portfolio may invest up to 20% of net assets in U.S. dollar-denominated American Depository Receipts and in securities of foreign companies traded principally in securities markets outside the U.S.

Portfolio	Investment Objective(s) and Certain Policies
SVS Dreman Small Cap Value Portfolio	Seeks long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small U.S. companies, which the portfolio defines as companies that are similar in market value to those in the Russell 2000 Value Index. While the portfolio invests mainly in U.S. stocks, it could invest up to 20% of net assets in foreign securities.

Franklin Large Cap Value Securities Fund – Class 2	Seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in investments of large capitalization companies. The Fund focuses on investments in equity securities believed to be undervalued and to have the potential for capital appreciation. The Fund may also invest up to 15% of its total assets in foreign securities.

Wells Fargo Advantage Asset Allocation Fund – (Variable Trust)	Seeks long-term total return, consistent with reasonable risk. It invests primarily in equity and fixed-income securities with an emphasis on equity securities. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Treasury Index. The Fund’s “neutral” target allocation is 60% equity securities and 40% fixed income securities.

Wells Fargo Advantage Total Return Bond Fund – (Variable Trust)	Seeks total return consisting of income and capital appreciation by investing in a broad range of investment-grade debt securities, including U.S. Government obligations, corporate bonds, mortgage- and other asset-backed securities, and money-market instruments. From time to time, the Fund may also invest in unrated bonds that we believe are comparable to investment-grade debt securities.

The section of the above Prospectus entitled “Fund Management” on page 19 is amended to add the following fund management information:

Scudder Variable Series II. Deutsche Investment Management Americas, Inc. (“DeIM” or the “advisor”), which is part of Deutsche Asset Management, is the investment advisor for the portfolio.

Franklin Templeton Variable Insurance Products Trust. Franklin Advisory Services, LLC is the investment advisor of Franklin Large Cap Value Securities Fund.

The section of the above Statement of Additional Information entitled “Adjusted Historical Portfolio Performance Data” on page 13 is amended to add the following historical performance data:

The charts on the following pages show adjusted historical performance data for the Subaccounts for the periods prior to the inception of the Subaccount, based on performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the policy. These figures are not an indication of future performance.

Adjusted (Hypothetical) Historic Performance Data

(for Periods before the Variable Subaccounts commenced operations)

AVERAGE ANNUAL TOTAL RETURNS

(with withdrawal charges)

Subaccount	1 Year To 12/31/04	5 Years To 12/31/04	10 Years To 12/31/04	Inception To 12/31/04	Portfolio Inception Date
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund—Series I Shares	4.81%	1.28%	—	3.57%	5/1/98

MFS® Variable Insurance Trust
MFS® Value Series	4.47%	—	—	3.31%	1/2/02

Scudder Variable Series II
Scudder High Income Portfolio—Class A	1.75%	2.55%	5.73%	9.00%	4/6/82
Scudder Large Cap Value Portfolio—Class A	-0.56%	5.09%	—	8.77%	5/1/96
Scudder Mid Cap Growth Portfolio—Class A	-6.64%	-10.13%	—	-2.97%	5/3/99
SVS Dreman High Return Equity Portfolio – Class A	3.26%	7.55%	—	3.82%	5/4/98
SVS Dreman Small Cap Value Portfolio—Class A	15.17%	11.50%	—	7.62%	5/1/96

Wells Fargo Variable Trust
Wells Fargo Advantage Asset Allocation Fund (Variable Trust)	-1.28%	-1.35%	8.41%	7.84%	4/15/94
Wells Fargo Advantage Total Return Bond Fund (Variable Trust)	-6.16%	4.72%	—	-4.34%	9/17/99

Adjusted (Hypothetical) Historic Performance Data

(for Periods before the Variable Subaccounts commenced operations)

NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS

(assumes no Surrender and no Withdrawal Charges)

Subaccount	1 Year To 12/31/04	5 Years To 12/31/04	10 Years To 12/31/04	Inception To 12/31/04	Portfolio Inception Date
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund—Series I Shares	13.81%	2.76%	—	4.41%	5/1/98

MFS® Variable Insurance Trust
MFS® Value Series	13.47%	—	—	5.91%	1/2/02

Scudder Variable Series II
Scudder High Income Portfolio—Class A	10.75%	3.96%	5.73%	9.00%	4/6/82
Scudder Large Cap Value Portfolio—Class A	8.44%	6.37%	—	9.01%	5/1/96
Scudder Mid Cap Growth Portfolio—Class A	2.36%	-7.80%	—	-1.41%	5/3/99
SVSDreman High Return Equity Portfolio—Class A	12.26%	8.72%	—	4.65%	5/4/98
SV Dreman Small Cap Value Portfolio—Class A	24.17%	12.51%	—	7.88%	5/1/96

Wells Fargo Variable Trust
Wells Fargo Advantage Asset Allocation Fund (Variable Trust)	7.72%	0.29%	8.41%	7.84%	4/15/94
Wells Fargo Advantage Total Return Bond Fund (Variable Trust)	2.84%	6.02%	—	5.56%	9/17/99

Part C: Other Information

Item 24. Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits

	(1)	Resolution of the Board of Directors of United Investors Life Insurance Company (“United Investors”) authorizing establishment of the Titanium Annuity Variable Account. \3\
	(2)	Custody Agreements: Not Applicable.
	(3)	(a)	Principal Underwriting Agreements. \1\
			(1)	United Securities Alliance, Inc. Agreements \1\
				(a)	Distribution Agreement \1\
				(b)	Selling Group Agreement \4\
				(c)	Amendment to Distribution Agreement \12\
		(b)	Form of Broker-Dealer Sales Agreements. \7\
		(c)	Commission Schedules. \7\
	(4)	(a)	Annuity Policy, Form TVA. \3\
		(b)	Free Look Endorsement, Form VFRL. \8\
		(c)	Individual Retirement Annuity Endorsement, Form IRAVA. \8\
		(d)	Individual Retirement Annuity Endorsement, Form IRAA02. \9\
		(e)	Roth Individual Retirement Annuity Endorsement, Form RIRA02. \9\
	(5)	Application. \7\
	(6)	(a)	Certificate of Incorporation of United Investors. \2\
		(b)	By-Laws of United Investors. \2\
	(7)	Reinsurance Contracts: Not Applicable
	(8)	(a)	Participation Agreements.
			(1)	AIM Variable Insurance Funds, Inc. \7\
				(a)	Amendment to Participation Agreement for AIM Variable Insurance Funds. \9\
				(b)	Amendment to Participation Agreement for AIM Variable Insurance Funds. \10\
				(c)	Amendment to Participation Agreement for AIM Variable Insurance Funds \13\
			(2)	The Alger American Fund. \7\
			(3)	Scudder Investments VIT Funds. \7\
				(a)	Amendment to Participation Agreement for Scudder Investments VIT Funds. \10\
				(b)	Amendment to Participation Agreement for Scudder Investments VIT Funds. \12\
			(4)	Dreyfus Variable Investment Fund and The Dreyfus Socially Responsible Growth Fund, Inc. \7\
			(5)	Evergreen Variable Annuity Trust. \7\
				(a)	Amendment to Participation Agreement for Evergreen Variable Annuity Trust. \10\
				(b)	Amendment to Participation Agreement for Evergreen Variable Annuity Trust \13\
			(6)	INVESCO Variable Investment Funds, Inc. \4\
				(a)	Amendment to Participation Agreement for INVESCO Variable Investment Funds, Inc. \5\
				(b)	Amendment to Participation Agreement for INVESCO Variable Investment Funds, Inc. \10\
			(7)	MFS Variable Insurance Trust. \6\
				(a)	Amendment to Participation Agreement for MFS Variable Insurance Trust. \5\
				(b)	Amendment to Participation Agreement for MFS Variable Insurance Trust. \10\
				(c)	Amendment to Participation Agreement for MFS Variable Insurance Trust. \13\
			(8)	Strong Variable Insurance Funds, Inc. and Strong Opportunity Fund II, Inc. \7\

		(9)	Franklin Templeton Variable Insurance Products Trust. \7\
			(a)	Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust. \8\
			(b)	Form of Administration Agreement: Not Applicable.
			(c)	Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust. \11\
			(d)	Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust. \12\
			(e)	Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust \ 13\
		(10)	Scudder Variable Series II. \13\
			(a)	Administrative Services Agreement for Scudder Variable Series II. \13\
(9)	Opinion of Counsel.*
(10)	(a)	Consent of Sutherland Asbill & Brennan LLP.*
	(b)	Consent of Independent Registered Public Accounting Firm.*
(11)	Financial Statements omitted from Item 23: Not Applicable.
(12)	Agreements/Understandings for providing initial capital: Not Applicable.
(13)	Performance Data Calculations. \7\

*	Filed herewith.
\1\	Incorporated herein by reference to the Exhibit filed electronically with Post-Effective Amendment No. 1 to Form S-6 Registration Statement, File No. 333-89875, filed on April 27, 2000.
\2\	Incorporated herein by reference to the Exhibit filed electronically with Post-Effective Amendment No. 12 to Form S-6 Registration Statement, File No. 33-11465, filed on April 29, 1998 (previously filed on January 22, 1987 as an Exhibit to the Form S-6 Registration Statement, File No. 33-11465).
\3\	Incorporated herein by reference to the Exhibit filed with the Initial Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on August 4, 2000.
\4\	Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-89875) filed on January 26, 2000.
\5\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-12507) filed on behalf of the RetireMAP Variable Account on April 27, 2000.
\6\	Incorporated herein by reference to the Exhibit filed with Pre-Effective No. 2 to the Registration Statement on Form N-4 (File No. 333-12507) filed on behalf of the RetireMAP Variable Account on July 2, 1997.
\7\	Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on October 13, 2000.
\8\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on April 29, 2002.
\9\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Variable Account on April 30, 2003.
\10\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on December 5, 2003.
\11\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on April 30, 2004.
\12\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on May 2, 2005.
\13\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on December 14, 2005.

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Elizabeth Ann Allen***	Vice President, Claims Administration and Policy Service
Danny H. Almond**	Assistant Treasurer
W. Thomas Aycock	Director, Senior Vice President and Chief Actuary
Tony G. Brill**	Director and Executive Vice President, Administration
Gary L. Coleman**	Director
Terry W. Davis	Director and Senior Vice President, Administration
Thomas E. Hamby	Vice President
Larry M. Hutchison**	Director
Michael J. Klyce	Director, Vice President and Treasurer
John H. Livingston	Director, Secretary and Counsel
James L. Mayton, Jr.	Vice President
Carol A. McCoy	Director and Assistant Secretary
Anthony L. McWhorter	Director, President and Chief Executive Officer
Russell B. Tucker**	Vice President

*	Unless otherwise noted, the principal business address of each person listed is United Investors Life Insurance Company, P.O. Box 10207, Birmingham, Alabama 35202-0207.
**	Principal business address: Torchmark Corporation, 3700 South Stonebridge, McKinney, Texas 75070.
***	Principal business address: Globe Life And Accident Insurance Company, 204 N. Robinson, Oklahoma City, OK 73102.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, United Investors Life Insurance Company, Inc. (“United Investors”), is indirectly owned by Torchmark Corporation. The following table shows the persons controlled by or under common control with United Investors, their Parent Company, and the State or Jurisdiction of Incorporation. All companies are 100% owned by their Parent Company, unless otherwise indicated, which is indirectly owned by Torchmark Corporation. The Registrant is a segregated asset account of United Investors.

Company	Parent Co. Code	State/Jurisdiction of Incorporation
AILIC Receivables Corporation	E	Delaware
American Income Life Insurance Co.	A	Indiana
American Income Marketing Services, Inc.	E	Texas
American Life and Accident Insurance Co.	A	Texas
Brown-Service Funeral Homes Co., Inc. (Services burial insurance policies)	B	Alabama
First United American Life Insurance Co.	D	New York
Globe Insurance Agency, Inc. (AL)	C	Alabama
Globe Insurance Agency, Inc. (AR)	A	Arkansas
Globe Life And Accident Insurance Co.	C	Delaware
Globe Marketing Services Inc.	A	Oklahoma
Liberty National Auto Club, Inc.	B	Alabama
Liberty National Life Insurance Co.	C	Alabama
National Income Life Insurance Co.	E	New York
TMK Re, Ltd.	C	Bermuda
Torch Royalty Company	B	Delaware
Torchmark Corporation (holding company)		Delaware
United American Insurance Co.	C	Delaware
United Investors Life Insurance Co.	B*	Missouri

*	Parent company owns 81%; remaining 19% owned by Torchmark Corporation.

Parent Company Codes

A	Globe Life and Accident Insurance Company
B	Liberty National Life Insurance Company
C	Torchmark Corporation
D	United American Insurance Company
E	American Income Life Insurance Company
F	United Investors Life Insurance Company

Item 27.	Number of Policy Owners

As of December 31, 2004, there were 1,027 owners of the policies.

Item 28.	Indemnification

Article XII of United Investors’ By-Laws provides as follows:

“Each Director or officer, or former Director or officer, of this Corporation, and his legal representatives, shall be indemnified by the Corporation against liabilities, expenses, counsel fees and costs, reasonably incurred by him or his estate in connection with, or arising out of, any action, suit, proceeding or claim in which he is made a party by reason of his being, or having been, such Director or officer; and any person who, at the request of this Corporation, serves as Director or officer of another corporation in which this Corporation owns corporate stock, and his legal representatives, shall in like manner be indemnified by this Corporation; provided that, in either case shall the Corporation indemnify such Director or officer with respect to any matters as to which he shall be finally adjudged in any such action, suit or proceeding to have been liable for misconduct in the performance of his duties as such Director or officer. The indemnification herein provided for shall apply also in respect of any amount paid in compromise of any such action, suit, proceeding or claim asserted against such Director or officer (including expenses, counsel fees, and costs reasonably incurred in connection therewith), provided that the Board of Directors shall have first approved such proposed compromise settlement and determined that the officer or Director involved is not guilty of misconduct, but in taking such action any Director involved shall not be qualified to vote thereof, and if for this reason a quorum of the Board cannot be obtained to vote on such matters, it shall be determined by a committee of three (3) persons appointed by the shareholders at a duly called special meeting or at a regular meeting. In determining whether or not a Director or officer is guilty of misconduct in relation to any such matter, the Board of Directors or committee appointed by the shareholders, as the case shall be, may rely conclusively upon an opinion of independent legal counsel selected by such Board or committee. The rights to indemnification herein provided shall not be exclusive of any other rights to which such Director or officer may be lawfully entitled.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	United Securities Alliance, Inc., is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. It is also the principal underwriter for Titanium Universal Life Variable Account.

(b)	The following table provides certain information with respect to each Director, Officer and Partner of United Securities Alliance, Inc.

Name and Principal Business Address*	Positions and Offices with Underwriter
Joe Padilla	President and Director
Jon Pearn	Vice President, Chief Compliance Officer and Director
Shawna Meyer	Vice President, Chief Financial Officer and Director

*	The principal business address for the Officers and Directors listed is Financial Plaza A, 7730 East Belleview Ave., Suite AG-9, Greenwood Village, Colorado 80111.

(c)	Commissions Received by Principal Underwriter during Year Ended 12/31/04

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
United Securities Alliance, Inc.	$585,953.02	-0-	N/A	-0-

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by United Investors at its home office: 2001 Third Avenue South (35233), P. O. Box 12101, Birmingham, Alabama 35202-2101.

Item 31.	Management Services

All management contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a) Registrant undertakes that it will file a Post-Effective Amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to United Investors at the address or phone number listed in the Prospectus.

(d) United Investors Life Insurance Company represents that the fees and charges deducted under the annuity policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United Investors.

STATEMENT PURSUANT TO RULE 6c-7

United Investors and the Variable Account rely on 17 C.F.R. Sections 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, United Investors and the Variable Account are exempt from the provisions of Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Birmingham and the State of Alabama on the 30th day of November, 2005.

TITANIUM ANNUITY VARIABLE ACCOUNT (REGISTRANT)

By:	/s/ Anthony L. McWhorter
Anthony L. McWhorter
Director, President and Chief Executive Officer

By:	UNITED INVESTORS LIFE
INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Anthony L. McWhorter
Anthony L. McWhorter
Director, President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Anthony L. McWhorter ANTHONY L. MCWHORTER	Director, President and Chief Executive Officer	November 30, 2005

/s/ W. Thomas Aycock W. THOMAS AYCOCK	Director, Senior Vice President and Chief Actuary	November 30, 2005

/s/ Tony G. Brill TONY G. BRILL	Director and Executive Vice President, Administration	November 30, 2005

/s/ Gary L. Coleman GARY L. COLEMAN	Director	December 2, 2005

/s/ Larry M. Hutchison LARRY M. HUTCHISON	Director	December 2, 2005

/s/ Michael J. Klyce MICHAEL J. KLYCE	Director, Vice President and Treasurer	November 30, 2005

/s/ John H. Livingston JOHN H. LIVINGSTON	Director, Secretary and Counsel	November 30, 2005

/s/ Carol A. McCoy CAROL A. MCCOY	Director and Assistant Secretary	November 30, 2005

/s/ Terry W. Davis TERRY W. DAVIS	Director and Senior Vice President Administration	November 30, 2005

/s/ Danny H. Almond DANNY H. ALMOND	Assistant Treasurer	November 30, 2005

EXHIBIT INDEX

Exhibit No.	Name of Exhibit
99.9	Opinion & consent of John H. Livingston, Esquire as to the legality of the securities being registered.

99.10(a)	Consent of Sutherland, Asbill & Brennan LLP

99.10(b)	Consent of Independent Registered Public Accounting Firm